Expense Example - SA Multi-Managed Diversified Fixed Income Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 3 Years	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	70	221	384	859	86	268	466	1,037	96	300	520	1,155